UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21603

SPECIAL VALUE OPPORTUNITIES FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE OPPORTUNITIES FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2012

Date of reporting period: MARCH 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

March 31, 2012

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (53.20%)
Bank Debt (38.05%) (1)
Aerospace Product and Parts Manufacturing (1.03%)
Hawker Beechcraft, Inc., Senior Secured Letters of Credit, LIBOR + 2%,
due 3/26/14 (4)	$415,994	$310,262	0.05%
Hawker Beechcraft, Inc., Senior Secured 1st Lien Series A New Term Loan,
LIBOR + 8.5%, 2% LIBOR Floor, due 3/26/14 (4)	$1,836,286	1,386,396	0.21%
Hawker Beechcraft, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 2%,
due 3/26/14 (4)	$6,727,187	5,017,358	0.77%
Total Aerospace Product and Parts Manufacturing		6,714,016

Alumina and Aluminum Production and Processing (6.35%)
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14 (2)	$64,094,136	30,765,185	4.73%
Revere Industries, LLC, 1st Lien Rollover Term Loan, Prime + 5%, due 6/30/13 (2)	$1,211,983	1,211,983	0.19%
Revere Industries, LLC, 2nd Lien Term Loan, Prime + 2% PIK, due 6/30/13 (2)	$9,299,833	9,299,833	1.43%
Total Alumina and Aluminum Production and Processing		41,277,001

Business Support Services (4.19%)
STG-Fairway Acquisitions, Inc., Senior Secured 2nd Lien Term Loan, 12.5%, due 12/29/15	$26,758,081	27,293,243	4.19%

Commercial and Industrial Machinery and Equipment Rental and Leasing (2.24%)
AerCap Holdings N.V., Secured 1st Lien Term Loan, 10.25%, due 12/3/15 (Netherlands)	$14,588,407	14,588,407	2.24%

Communications Equipment Manufacturing (4.42%)
Dialogic Corporation, Bridge Term Loan, 20%, due 3/31/14 (2)	$306,895	280,809	0.04%
Dialogic Corporation, Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15 (2)	$30,795,046	28,562,405	4.38%
Total Communications Equipment Manufacturing		28,843,214

Electronic Shopping and Mail-Order Houses (1.70%)
Shopzilla, Inc., Senior Secured 2nd Lien Term Loan, 13%, due 6/1/14	$10,875,611	11,093,123	1.70%

General Freight Trucking (0.30%)
YRCW Receivables, LLC, Senior Secured 1st Lien Term Loan B, LIBOR + 9.75%,
1.5% LIBOR Floor, due 9/30/14	$2,000,000	1,975,000	0.30%

Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing (1.05%)
Precision Partners Holdings, 1st Lien Delayed Draw Term Loan, Prime + 6.5%,
4.5% Prime Floor, due 10/1/13	$415,971	407,651	0.06%
Precision Partners Holdings, 1st Lien Term Loan, Prime + 6.5%, 4.5% Prime Floor,
due 10/1/13	$6,604,800	6,472,704	0.99%
Total Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing		6,880,355

Other Financial Investment Activities (1.74%)
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%,
due 12/14/14	$27,738,993	11,338,314	1.74%

Plastics Product Manufacturing (4.95%)
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 10/1/13 (2), (3)	$25,590,705	13,601,460	2.09%
WinCup, Inc., 2nd Lien Term Loan C-2, LIBOR + 14.5% PIK, due 4/1/13 (2), (3)	$18,637,141	18,637,141	2.86%
Total Plastics Product Manufacturing		32,238,601

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2012

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Radio and Television Broadcasting (0.86%)
RMG Networks, Inc., Senior Secured 1st Lien Term Loan, 14%, due 4/10/15 (2)	$8,031,163	$5,605,752	0.86%

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments
Manufacturing (0.20%)
Gundle/SLT Environmental, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 9.5% Cash
+ 2% PIK, 1.5% LIBOR Floor, due 11/27/16	$1,345,098	1,331,647	0.20%

Scheduled Air Transportation (2.16%)
United Air Lines, Inc., Aircraft Secured Mortgage (N659UA), 12%, due 3/28/16 (2), (3)	$6,140,434	6,901,848	1.06%
United Air Lines, Inc., Aircraft Secured Mortgage (N661UA), 12%, due 5/4/16 (2), (3)	$6,310,633	7,159,413	1.10%
Total Scheduled Air Transportation		14,061,261

Semiconductor and Other Electronic Component Manufacturing (5.44%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 8%, 2% LIBOR Floor,
due 9/29/15	$31,918,505	31,918,504	4.90%
Isola USA Corporation, Mezzanine Term Loan, 8% Cash + 8% PIK, due 3/29/16	$3,548,608	3,548,608	0.54%
Total Semiconductor and Other Electronic Component Manufacturing		35,467,112

Wired Telecommunications Carriers (1.42%)
Bulgaria Telecom Company AD, 1st Lien Tranche B Term Loan,
EURIBOR + 2.75%, due 8/9/15 - (Bulgaria) (5)	€279,101	251,373	0.04%
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%,
2% LIBOR Floor, due 4/15/15 (2)	$3,107,479	2,949,516	0.45%
NEF Telecom Company BV, 1st Lien Tranche C Term Loan,
EURIBOR + 3.5%, due 8/9/16 - (Netherlands) (5)	€3,469,261	3,055,163	0.47%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan,
EURIBOR + 5.5%, due 2/16/17 - (Netherlands) (4), (5)	€7,414,313	2,967,875	0.46%
Total Wired Telecommunications Carriers		9,223,927

Total Bank Debt (Cost $291,771,092)		247,930,973

Other Corporate Debt Securities (15.15%)
Aerospace Product and Parts Manufacturing (0.30%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15 (4)	$10,434,000	1,512,930	0.23%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15 (4)	$3,047,000	441,815	0.07%
Total Aerospace Product and Parts Manufacturing		1,954,745

Full-Service Restaurants (1.07%)
Landry's Restaurants, Inc., Senior Secured Notes, 11.625%, due 12/1/15 (6)	$6,261,000	6,957,849	1.07%

Gambling Industries (2.56%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$21,538,000	16,745,795	2.56%

Home Furnishings Stores (0.06%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)	$6,591,000	370,744	0.06%

Metal and Mineral (except Petroleum) Merchant Wholesalers (2.22%)
Edgen Murray Corporation, Senior Secured Notes, 12.25%, due 1/15/15	$14,100,000	14,452,500	2.22%

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2012

Showing Percentage of Total Cash and Investments of the Registrant

	Principal		Percent of
	Amount	Fair	Cash and
Investment	or Shares	Value	Investments

Debt Investments (continued)

Nonferrous Metal (except Aluminum) Production and Processing (2.39%)
International Wire Group Holdings, Inc., Senior Notes, 11.5% Cash or 12.25% PIK,
due 4/15/15 (2), (6)	$15,000,000	$15,574,995	2.39%

Oil and Gas Extraction (2.26%)
Geokinetics Holdings, Inc., Senior Secured Notes, 9.75%, due 12/15/14	$1,881,000	1,424,858	0.22%
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16 (2), (6)	$13,340,000	13,340,000	2.04%
Total Oil and Gas Extraction		14,764,858

Plastics Product Manufacturing (0.04%)
Radnor Holdings, Senior Secured Tranche C Floating Rate Notes, LIBOR + 7.25%,
due 9/15/09 (2), (4), (6)	$16,527,000	231,378	0.04%

Radio and Television Broadcasting (0.57%)
LBI Media, Inc., Senior Secured Notes, 9.25%, due 4/15/19 (144A) (6)	$4,377,000	3,742,335	0.57%

Specialty (except Psychiatric and Substance Abuse) Hospitals (1.44%)
Radiation Therapy Services, Inc., Senior Subordinated Notes, 9.875%, due 4/15/17	$11,635,000	9,366,175	1.44%

Wired Telecommunications Carriers (2.24%)
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16 (6)	$12,740,000	13,408,850	2.06%
NEF Telecom Company BV, Mezzanine Term Loan,
EURIBOR + 4.5% Cash + 7.5% PIK, due 8/16/17 - (Netherlands) (4), (5), (6)	€35,215,978	1,174,717	0.18%
Total Wired Telecommunications Carriers		14,583,567

Total Other Corporate Debt Securities (Cost $169,772,576)		98,744,941

Total Debt Investments (Cost $461,543,668)		346,675,914

Equity Securities (33.62%)
Activities Related to Credit Intermediation (13.07%)
Online Resources Corporation, Common Stock (2), (4), (7)	1,302,445	3,711,968	0.57%
Online Resources Corporation, Series A-1 Convertible Preferred Stock (2), (4), (6), (7)	52,744,807	81,385,237	12.50%
Total Activities Related to Credit Intermediation		85,097,205

Alumina and Aluminum Production and Processing (0.29%)
Revere Holdings, Inc., Class A Common Shares (2), (4), (6), (7)	90	-	-
Revere Holdings, Inc., Class B Common Shares (2), (4), (6), (7)	6,940	-	-
Revere Leasing, LLC, Class A Units (2), (4), (6), (7)	90	24,394	-
Revere Leasing, LLC, Class B Units (2), (4), (6), (7)	6,940	1,882,665	0.29%
Total Alumina and Aluminum Production and Processing		1,907,059

Basic Chemical Manufacturing (0.00%)
Hawkeye Renewables, LLC, Class C Units (4), (6)	369	4,059	-

Business Support Services (0.32%)
STG-Fairway Holdings, LLC, Class A Units (4), (6)	112,648	2,113,959	0.32%

Communications Equipment Manufacturing (8.90%)
Dialogic, Inc., Common Stock (2), (4), (6), (7)	1,439,511	1,252,519	0.19%
Dialogic, Inc., Warrants to Purchase Common Stock (2), (4), (6), (7)	5,907,418	3,200,508	0.49%
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares - (Luxembourg) (2), (4), (5), (6), (7)	276,043	14,538,806	2.23%
Gores I SF Luxembourg, S.àr.1., Tracking Preferred Equity Certificates
- (Luxembourg) (2), (5), (6), (7)	27,328,261	39,055,777	6.00%
Total Communications Equipment Manufacturing		58,047,610

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2012

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Data Processing, Hosting, and Related Services (0.85%)
GXS Holdings, Inc., Common Stock (4), (6)	1,162,264	$116	-
GXS Holdings, Inc., Series A Preferred Stock (4), (6)	22,038	5,562,500	0.85%
Total Data Processing, Hosting, and Related Services		5,562,616

Depository Credit Intermediation (0.44%)
Doral Financial Corporation, Common Stock (4)	1,849,598	2,848,381	0.44%

Electric Power Generation, Transmission, and Distribution (0.11%)
La Paloma Generating Company, Residual Bank Debt Claim (4)	2,645,152	74,064	0.01%
Mach Gen, LLC, Common Units (4), (6)	8,012	660,990	0.10%

Electronic Shopping and Mail-Order Houses (0.16%)
Shop Holding, LLC, Class A Units (4), (6)	415,477	790,647	0.12%
Shop Holding, LLC, Warrants to Purchase Class A Units (4), (6)	276,985	250,203	0.04%
Total Electronic Shopping and Mail-Order Houses		1,040,850

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (4), (6)	48	26,637	-

Nonferrous Metal (except Aluminum) Production and Processing (1.47%)
International Wire Group Holdings, Inc., Common Stock (2), (6), (7)	637,171	9,567,123	1.47%

Oil and Gas Extraction (0.82%)
Woodbine Intermediate Holdings, LLC, Membership Units (2), (4), (6), (7)	303	5,336,003	0.82%

Other Amusement and Recreation Industries (0.00%)
Bally Total Fitness Holding Corporation, Common Stock (4), (6)	5,080	25,298	-
Bally Total Fitness Holding Corporation, Warrants (4), (6)	9,162	1	-
Total Other Amusement and Recreation Industries		25,299

Other Electrical Equipment and Component Manufacturing (1.35%)
EPMC HoldCo, LLC, Membership Units (2), (6), (7)	2,561,000	8,797,035	1.35%

Plastics Product Manufacturing (0.00%)
WinCup, Inc., Common Stock (2), (3), (4), (6)	73,517,938	-	-

Radio and Television Broadcasting (0.00%)
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock (2), (4), (6), (7)	3,574,750	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series A Preferred Stock (2), (4), (6), (7)	1,131,531	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series B Preferred Stock (2), (4), (6), (7)	1,232,883	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series C Preferred Stock (2), (4), (6), (7)	706,660	-	-
Total Radio and Television Broadcasting		-

Scheduled Air Transportation (1.11%)
United N659UA-767, LLC (N659UA) (Aircraft Trust Holding Company) (2), (3), (6)	343	3,681,515	0.57%
United N661UA-767, LLC (N661UA) (Aircraft Trust Holding Company) (2), (3), (6)	333	3,555,959	0.55%
Total Scheduled Air Transportation		7,237,474

Semiconductor and Other Electronic Component Manufacturing (0.66%)
TPG Hattrick Holdco, LLC, Common Units (4), (6)	4,550,676	4,277,635	0.66%

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2012

Showing Percentage of Total Cash and Investments of the Registrant

	Principal		Percent of
	Amount	Fair	Cash and
Investment	or Shares	Value	Investments

Equity Securities (continued)
Wired Telecommunications Carriers (4.07%)
Hawaiian Telcom Holdco, Inc., Common Stock (4)	183,893	$3,170,315	0.49%
Integra Telecom, Inc., Common Stock (2), (4), (6), (7)	5,728,661	23,235,827	3.57%
Integra Telecom, Inc., Warrants (2), (4), (6), (7)	2,272,561	-	-
NEF Kamchia Co-Investment Fund, LP Interest - (Cayman Islands) (4), (5), (6)	4,215,000	56,241	0.01%
Total Wired Telecommunications Carriers		26,462,383

Total Equity Securities (Cost $314,901,066)		219,086,382

Total Investments (Cost $776,444,734) (8)		565,762,296

Cash and Cash Equivalents (13.18%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.07%,
Collateralized by Federal Home Loan Bank Bonds	$30,000,000	30,000,000	4.61%
Union Bank of California, Commercial Paper, 0.08%, due 4/2/12	$24,999,944	24,999,944	3.84%
Cash Denominated in Foreign Currencies	€1,273,361	1,699,099	0.26%
Cash Held on Account at Various Institutions (9)	$28,957,333	28,957,333	4.45%
Total Cash and Cash Equivalents		85,656,376

Total Cash and Investments		$651,418,672	100.00%

Notes to Statement of Investments

(1)	Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer). Changes to investments in securities of affiliated issuers and interest and dividends earned on such securities during the three months ended March 31, 2012 were as follows:

Investment	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period	Interest & Dividends Earned

Dialogic Corporation, Inc., Bridge Term Loan, 20%, due 3/31/14	$264,448	$14,687	$-	$280,809	$15,037
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15	28,389,850	1,299,098	-	28,562,405	85,177
Dialogic, Inc., Common Stock	1,727,413	-	-	1,252,519	-
Dialogic, Inc., Warrants to Purchase Common Stock	-	-	-	3,200,508	-
EPMC HoldCo, LLC, Membership Units	10,269,610	-	-	8,797,035	-
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares	15,527,058	-	-	14,538,806	-
Gores I SF Luxembourg, S.àr.1., Tracking Preferred Equity Certificates	36,360,511	-	-	39,055,777	12,201
Integra Telecom, Inc., Common Stock	24,113,034	-	-	23,235,827	-
Integra Telecom, Inc., Warrants	-	-	-	-	-
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, 2% LIBOR Floor, due 4/15/15	2,653,271	3,687	(7,907)	2,949,516	72,840
International Wire Group Holdings, Inc., Common Stock	9,681,813	-	-	9,567,123	-
International Wire Group Holdings, Inc., Senior Notes, 11.5% Cash or 12.25% PIK, due 4/15/15	15,150,000	-	-	15,574,995	431,250
Online Resources Corporation, Common Stock	3,151,917	-	-	3,711,968	-
Online Resources Corporation, Series A-1 Convertible Preferred Stock	80,013,872	-	-	81,385,237	-
Radnor Holdings, Senior Secured Tranche C Floating Rate Notes, LIBOR + 7.25%, due 9/15/09	231,378	-	-	231,378	-
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock	-	-	-	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series A Preferred Stock	-	-	-	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series B Preferred Stock	-	-	-	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series C Preferred Stock	-	-	-	-	-

Revere Holdings, Inc., Class A Common Shares	-	-	-	-	-
Revere Holdings, Inc., Class B Common Shares	-	-	-	-	-
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14	30,381,201	799,968	-	30,765,185	800,190
Revere Industries, LLC, 1st Lien Rollover Term Loan, Prime + 5%, due 6/30/13	1,211,983		-	1,211,983	27,121
Revere Industries, LLC, 2nd Lien Term Loan, Prime + 2% PIK, due 6/30/13	8,528,296	616,117	-	9,299,833	226,028
Revere Leasing, LLC, Class A Units	24,732		-	24,394	-
Revere Leasing, LLC, Class B Units	1,908,792		-	1,882,665	-
RMG Networks, Inc., Senior Secured 1st Lien Term Loan, 14%, due 4/10/15	5,469,756	508,271	-	5,605,752	280,680
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 10/1/13	9,210,158	630,928	-	13,601,460	631,453
United Air Lines, Inc., Aircraft Secured Mortgage (N659UA), 12%, due 3/28/16	7,026,323	-	(296,875)	6,901,848	189,873
United Air Lines, Inc., Aircraft Secured Mortgage (N661UA), 12%, due 5/4/16	7,274,891	-	(287,908)	7,159,413	192,505
United N659UA-767, LLC (N659UA) (Aircraft Trust Holding Company)	3,187,390	296,875	(236,347)	3,681,515	-
United N661UA-767, LLC (N661UA) (Aircraft Trust Holding Company)	3,090,296	287,908	(232,256)	3,555,959	-
WinCup, Inc., 2nd Lien Term Loan C-2, LIBOR + 14.5% PIK, due 4/1/13	17,954,987	682,155	-	18,637,141	690,606
WinCup, Inc., Common Stock	-	-	-	-	-
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16	11,755,208	-	-	13,340,000	400,200
Woodbine Intermediate Holdings, LLC, Membership Units	2,118,392	-	-	5,336,003	-

(3) Issuer is a controlled company.

(4) Non-income producing security.

(5) Principal or shares amount denominated in foreign currency. Cost and fair value converted to U.S. dollars.

(6) Restricted security.

(7) Investment is not a controlling position.

(8) Includes investments with an aggregate market value of $10,669,818 that have been segregated to collateralize certain unfunded commitments.

(9) Includes $307,116 posted as collateral against swaps.

Aggregate purchases and aggregate sales of investments, other than government securities, totaled $22,754,903 and $43,144,068, respectively.

Aggregate purchases includes investment assets received as payment in kind. Aggregate sales includes principal paydowns on debt investments.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $779,260,099. Net unrealized depreciation aggregated $211,245,747, of which $121,163,542 related to appreciated investments and $332,409,289 related to depreciated investments.

The total value of restricted securities and bank debt as of March 31, 2012 was $508,442,243, or 78.05% of total cash and investments of the Registrant.

Options and swaps at March 31, 2012 were as follows:

	Contracts or
Instrument	Notional Amount	Fair Value

Call Options on Light Crude Oil Futures, $110, Expiring 11/13/12	328	$2,243,520
Call Options Written on Light Crude Oil Futures, $150, Expiring 11/13/12	328	(252,560)
Euro/US Dollar Cross-Currency Basis Swap, Pay Euros / Receive USD, Expiring 5/17/12	$15,548,500	261,096

See accompanying notes.

Investments of the Registrant may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period. At March 31, 2012, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$16,745,795	$10,983,183
2	Other observable market inputs*	26,283,380	80,593,051	5,336,003
3	Independent third-party pricing sources that employ significant unobservable inputs	216,887,001	1,174,717	190,889,826
3	Internal valuations with significant unobservable inputs	4,760,592	231,378	11,877,370
Total		$247,930,973	$98,744,941	$219,086,382

* E.g., quoted prices in inactive markets or quotes for comparable investments

Changes in investments categorized as Level 3 during the three months ended March 31, 2012 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$238,262,726	$2,282,171	$190,535,654
Net realized and unrealized gains (losses)	(336,289)	(1,107,454)	3,948,973
Acquisitions	5,132,437	-	584,783
Dispositions	(26,171,873)	-	(4,179,584)
Ending balance	$216,887,001	$1,174,717	$190,889,826

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(126,646)	$(1,107,454)	$4,448,933

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$4,765,711	$231,378	$14,596,765
Net realized and unrealized gains (losses)	-	-	(648,858)
Acquisitions	69,210	-	-
Dispositions	-	-	(2,144,866)
Reclassifications within Level 3†	(74,329)	-	74,329
Ending balance	$4,760,592	$231,378	$11,877,370

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$-	$-	$(648,858)

† Comprised of claims in the liquidation of a portfolio company that were reclassified to equity.

Acquisition date and cost of restricted securities of unaffiliated issuers held at March 31, 2012 were as follows:

Investment	Acquisition Date	Cost

Bally Total Fitness Holding Corporation, Common Stock	4/30/10	$ 37,898,809
Bally Total Fitness Holding Corporation, Warrants	4/30/10	-
GXS Holdings, Inc., Common Stock	3/28/08	1,615,439
GXS Holdings, Inc., Series A Preferred Stock	3/28/08	64,618
Hawkeye Renewables, LLC, Class C Units	6/18/10	2,697,451
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16	4/9/10	12,466,982
Landry's Restaurants, Inc., Senior Secured Notes, 11.625%, due 12/1/15	5/10/10	6,162,514
LBI Media, Inc., Senior Secured Notes, 9.25%, due 4/15/19 (144A)	Various 2012	3,739,588
Mach Gen, LLC, Common Units	Various 2005	1,442,223
NEF Kamchia Co-Investment Fund, LP Interest	7/30/07	5,780,030
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 7.5% PIK,
due 8/16/17	8/27/07	44,892,137
Precision Holdings, LLC, Class C Membership Interests	Various 2010	2,010
Shop Holding, LLC, Class A Units	6/2/11	392,194
Shop Holding, LLC, Warrants to Purchase Class A Units	6/2/11	-
STG-Fairway Holdings, LLC, Class A Units	12/30/10	1,541,768
TPG Hattrick Holdco, LLC, Common Units	4/21/06	4,868,079

ITEM 2.	CONTROLS AND PROCEDURES.

(a)           The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b)           Not applicable.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Opportunities Fund, LLC

By: /s/ Mark K. Holdsworth

Name: Mark K. Holdsworth

Title: Chief Executive Officer

Date: May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark K. Holdsworth

Name: Mark K. Holdsworth

Title: Chief Executive Officer

Date: May 30, 2012

By: /s/ Paul L. Davis

Name: Paul L. Davis

Title: Chief Financial Officer

Date: May 30, 2012